Subsequent Events	12 Months Ended
Aug. 31, 2015
Notes
Subsequent Events

NOTE 14 – Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date, August 31st, 2015, through the filing of this Annual Report on Form 10-K on November 30, 2015, and determined that the following additional subsequent events have occurred:

On September 1, 2015, the Company authorized 651,042 shares of common stock to be issued for $15,000 at $0.02304 per share pursuant to an Equity Purchase Agreement.

On September 10, 2015, the Company authorized 1,640,420 shares of common stock at $0.01524 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On September 11, 2015, the Company authorized 902,778 shares of common stock to be issued for $19,500 at $0.021 per share pursuant to an Equity Purchase Agreement.

On September 18, 2015, the Company authorized 1,072,125 shares of common stock to be issued for $22,000 at $0.020 per share pursuant to an Equity Purchase Agreement.

On October 6, 2015, the Company authorized 868,056 shares of common stock to be issued for $15,000 at $0.017 per share pursuant to an Equity Purchase Agreement.

On October 12, 2015, the Company authorized 1,012,731 shares of common stock to be issued for $17,500 at $0.01728 per share pursuant to an Equity Purchase Agreement.

On October 20, 2015, the Company authorized 1,851,852 shares of common stock to be issued for $28,000 at $0.015120 per share pursuant to an Equity Purchase Agreement.

On October 23, 2015, the Company authorized 1,984,127 shares of common stock at $0.01260 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On October 27, 2015, the Company authorized 6,613,757 shares of common stock to be issued for $100,000 at $0.015120 per share pursuant to an Equity Purchase Agreement.

On November 6, 2015, the Company authorized 2,063,492 shares of common stock at $0.01260 per share to be issued in exchange for cancellation of $26,000 of the convertible loan.

On November 20, 2015, the Company authorized 2,000,000 shares of common stock at $0.01200 per share to be issued in exchange for cancellation of $24,000 of the convertible loan.